UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

2545 S. Kelly Avenue, Suite C

Edmond, OK 73013

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

2545 South Kelly Avenue

Suite C

Edmond, Oklahoma 73013

(Name and address of agent for service)

Copy to:

W. John McGuire

Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2013

Date of reporting period: February 28, 2013

Item 1.   Schedule of Investments

Yorkville ETF Advisors

Schedule of Investments ● Yorkville High Income MLP ETF

February 28, 2013 (Unaudited)

Description	Shares	Market Value

MASTER LIMITED PARTNERSHIPS — 91.0%

Energy — 61.6%
Alliance Holdings GP	59,866	$3,109,440
Alliance Resource Partners	96,814	6,011,181
BreitBurn Energy Partners	375,897	7,311,197
Capital Product Partners	430,156	3,436,946
Global Partners	132,426	4,469,377
Inergy	480,548	9,591,738
Legacy Reserves	241,927	6,382,034
Linn Energy	198,353	7,539,398
Martin Midstream Partners	148,684	5,153,387
Natural Resource Partners	267,880	5,858,536
Pioneer Southwest Energy Partners	258,090	6,070,277
PVR Partners	276,143	6,406,518
QR Energy	139,675	2,431,742
Rhino Resource Partners	156,809	2,203,166
Teekay Offshore Partners	172,632	4,831,970
Vanguard Natural Resources	262,832	7,309,358
		88,116,265
Industrials — 3.1%
Navios Maritime Partners	320,597	4,417,827

Materials — 10.2%
CVR Partners	251,483	6,676,873
Terra Nitrogen	33,819	7,913,646
		14,590,519
Utilities — 16.1%
AmeriGas Partners	163,944	7,162,713
Ferrellgas Partners	420,403	8,656,098
Suburban Propane Partners	172,978	7,282,374
		23,101,185
Total Master Limited Partnerships
(Cost $127,027,671)		130,225,796

ROYALTY TRUSTS — 10.5%

Energy — 10.5%
BP Prudhoe Bay Royalty Trust	60,140	4,821,424
Enduro Royalty Trust	252,605	4,064,414
San Juan Basin Royalty Trust	384,256	6,132,726
Total Royalty Trusts
(Cost $16,406,653)		15,018,564
Total Investments - 101.5%
(Cost $143,434,324)†		$145,244,360

Percentages are based on Net Assets of $143,117,195.

GP - General Partner

Yorkville ETF Advisors

Schedule of Investments ● Yorkville High Income MLP ETF

February 28, 2013 (Unaudited)

†	At February 28, 2013, the tax basis cost of the Fund's investments was $143,434,324, and the unrealized appreciation and depreciation were $6,866,098 and $(5,056,062), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.

As of February 28, 2013, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

There have been no transfers between Level 1 and Level 2 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Yorkville ETF Advisors

Schedule of Investments ● Yorkville High Income

Infrastructure MLP ETF

February 28, 2013 (Unaudited)

Description	Shares	Market Value

MASTER LIMITED PARTNERSHIPS — 99.6%

Energy — 99.6%
Access Midstream Partners	3,273	$121,887
Atlas Pipeline Partners	3,494	115,442
Boardwalk Pipeline Partners	4,314	114,537
Buckeye Partners	2,234	124,434
Cheniere Energy Partners	4,888	117,312
Crosstex Energy	7,009	118,242
DCP Midstream Partners	3,031	123,150
El Paso Pipeline Partners	2,866	119,770
Enbridge Energy Partners	3,895	107,930
Energy Transfer Equity	2,396	127,443
Energy Transfer Partners	2,537	121,548
Enterprise Products Partners	2,107	119,404
Kinder Morgan Energy Partners	1,317	114,987
MarkWest Energy Partners	2,187	125,031
NuStar Energy	2,345	119,689
NuStar GP Holdings	3,734	112,953
ONEOK Partners	1,962	107,537
Plains All American Pipeline	2,274	124,501
PVR Partners	4,566	105,931
Regency Energy Partners	4,904	116,666
Sunoco Logistics Partners	2,067	129,249
Targa Resources Partners	2,988	123,076
TC Pipelines	2,741	125,702
Tesoro Logistics	2,642	131,836
Williams Partners	2,327	115,652
Total Master Limited Partnerships
(Cost $2,996,576)		2,983,909

Total Investments - 99.6%
(Cost $2,996,576) †		$2,983,909

Percentages are based on Net Assets of $2,995,543.

GP - General Partner

†	At February 28, 2013, the tax basis cost of the Fund's investments was $2,996,576, and the unrealized appreciation and depreciation were $47,311 and $(59,978), respectively.

As of February 28, 2013, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

There have been no transfers between Level 1 and Level 2 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Yorkville ETF Advisors

Schedule of Investments ● Yorkville High Income

Infrastructure MLP ETF

February 28, 2013 (Unaudited)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended February 28, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended February 28, 2013, there were no fair valued investments in the Fund.

YCM-QH-001-0200

Item 2.   Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: April 25, 2013

By (Signature and Title)	/s/ Richard Hogan
Richard Hogan, Treasurer

Date: April 25, 2013